Regulatory matters - Regulatory Assets and Liabilities (Detail) $ in Thousands	Jun. 30, 2020 USD ($)	Mar. 01, 2020 jurisdiction	Dec. 31, 2019 USD ($)
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 753,641		$ 559,887
Less: current regulatory assets	(43,558)		(50,213)
Non-current regulatory assets	710,083		509,674
Total regulatory liabilities	608,826		598,062
Less: current regulatory liabilities	(31,720)		(41,683)
Non-current regulatory liabilities	577,106		556,379
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	331,991		321,960
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	195,277		196,423
Rate base offset
Regulatory Liabilities [Line Items]
Total regulatory liabilities	7,342		8,719
Fuel and commodity costs adjustments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	19,090		16,645
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	4,514		10,446
Deferred capitalized costs - fuel related
Regulatory Liabilities [Line Items]
Total regulatory liabilities	7,017		7,097
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	24,460		22,256
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	19,135		14,516
Retired generating plant
Regulatory Liabilities [Line Items]
Number of Commission Jurisdictions | jurisdiction		3
Total regulatory assets	196,476		0
Environmental remediation
Regulatory Liabilities [Line Items]
Total regulatory assets	88,914		82,300
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets	136,901		143,292
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory assets	73,662		71,506
Debt premium
Regulatory Liabilities [Line Items]
Total regulatory assets	38,462		42,150
Fuel and commodity costs adjustments
Regulatory Liabilities [Line Items]
Total regulatory assets	7,736		23,433
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets	77,173		69,121
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets	26,510		26,369
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Total regulatory assets	37,920		38,833
Asset retirement obligation
Regulatory Liabilities [Line Items]
Total regulatory assets	25,631		23,841
Long-term maintenance contract
Regulatory Liabilities [Line Items]
Total regulatory assets	14,913		13,264
Rate review costs
Regulatory Liabilities [Line Items]
Total regulatory assets	7,000		6,695
Other
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 22,343		$ 19,083